CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 5,195	$ 12,388
Items that may be reclassified to net income
Financial contracts and power sale agreements	1,917	517
Marketable securities	(773)	214
Equity accounted investments	(508)	43
Foreign currency translation	(1,932)	(1,910)
Income taxes	(310)	(64)
Other comprehensive income that may be reclassified to net income	(1,606)	(1,200)
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	5,387	6,135
Revaluation of pension obligations	308	545
Equity accounted investments	360	893
Marketable securities	(207)	568
Income taxes	(1,213)	(1,707)
Other comprehensive income that will not be reclassified to net income	4,635	6,434
Other comprehensive income	3,029	5,234
Comprehensive income	8,224	17,622
Attributable to:
Net income attributable to shareholders	2,056	3,966
Other comprehensive (loss) income	(263)
Comprehensive income	1,793	5,810
Net income	3,139	8,422
Other comprehensive income	3,292
Comprehensive income	$ 6,431	$ 11,812